Reconciliation Between Effective Tax Rate and Statutory Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
US Federal statutory income tax rate	35.00%	0.00%
Permanent non-deductible items	(0.27%)	0.00%
Other	0.16%	0.00%
Effect of valuation allowance	(34.89%)	0.00%
Effective income tax rate	0.00%	0.00%